GOODWILL AND OTHER INTANGIBLES - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 35.7	$ 36.8	$ 72.0	$ 72.2	$ 145.8	$ 156.6	$ 224.8
2020					145.2
2021					145.9
2022					137.9
2023					133.2
2024					$ 133.0